Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000159198 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000159198 | HYPERNFND | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159198 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159198 | 316092709 | Fidelity MSCI Industrials Index ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159198 | 74347B508 | ProShares DJ Brookfield Global Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159198 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159198 | 46434V779 | iShares MSCI Qatar ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159198 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000159198 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000159198 | 46429B747 | iShares 0-5 Year TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159198 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159198 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000159198 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000159198 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000129685 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000129685 | HYPERNFND | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000129685 | 78464A359 | SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129685 | 316092709 | Fidelity MSCI Industrials Index ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129685 | 74347B508 | ProShares DJ Brookfield Global Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129685 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000129685 | 46434V779 | iShares MSCI Qatar ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000129685 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129685 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129685 | 46429B747 | iShares 0-5 Year TIPS Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000129685 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000129685 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000129685 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000129685 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000213661 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213661 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000213661 | 018522300 | ALLETE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000213661 | 023436108 | Amedisys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000213661 | 03073E105 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213661 | 842587107 | Southern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213661 | 440452100 | Hormel Foods Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213661 | 756109104 | Realty Income Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213661 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213661 | 130788102 | California Water Service Group
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213661 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	5.10%
C000213661 | Materials013872106
Holdings [Line Items]
Percent of Total Investments	68.00%
C000213661 | Fixed Income - Other464287440
Holdings [Line Items]
Percent of Total Investments	24.50%
C000213661 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213661 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213661 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213661 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000213661 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213661 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213661 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000213661 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000213661 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213661 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000213661 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000213661 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000213660 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000213660 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000213660 | 018522300 | ALLETE, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000213660 | 023436108 | Amedisys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000213660 | 03073E105 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000213660 | 842587107 | Southern Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213660 | 440452100 | Hormel Foods Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213660 | 756109104 | Realty Income Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213660 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213660 | 130788102 | California Water Service Group
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000213660 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	5.10%
C000213660 | Materials013872106
Holdings [Line Items]
Percent of Total Investments	68.00%
C000213660 | Fixed Income - Other464287440
Holdings [Line Items]
Percent of Total Investments	24.50%
C000213660 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213660 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213660 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213660 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000213660 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213660 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000213660 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000213660 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000213660 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213660 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000213660 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000213660 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000253434 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000253434 | GLPLSFEDA | Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000253434 | GLPLSFNDA | Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000253434 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253434 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	52.10%
C000253434 | Private Investment FundsGLPLSFEDA
Holdings [Line Items]
Percent of Total Investments	47.90%
C000253435 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000253435 | GLPLSFEDA | Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000253435 | GLPLSFNDA | Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000253435 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253435 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	52.10%
C000253435 | Private Investment FundsGLPLSFEDA
Holdings [Line Items]
Percent of Total Investments	47.90%
C000213662 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213662 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213662 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000213662 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000213662 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	43.10%
C000213662 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000213662 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000213662 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000245743 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000245743 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000245743 | 780259305
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000245743 | 874060205
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000245743 | 26874R108
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000245743 | 803054204
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245743 | 824596100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245743 | 059520106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245743 | 88706T108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245743 | 05965X109
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245743 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245743 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245743 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245743 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000245743 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000245743 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000245743 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000245743 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000245743 | Chile
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000245743 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000245743 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	14.90%
C000245743 | Energy780259305
Holdings [Line Items]
Percent of Total Investments	85.10%
C000226634 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000226634 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000226634 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226634 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000159195 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000159195 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000159195 | 990VR1110
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000159195 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000159195 | 921937819
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159195 | 00162Q452
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159195 | 92206C409
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159195 | 46429B655
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159195 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159195 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159195 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000159195 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000159195 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000159195 | Reit
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000159195 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000129682 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000129682 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000129682 | 990VR1110
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000129682 | 464287440
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000129682 | 921937819
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129682 | 00162Q452
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129682 | 92206C409
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129682 | 46429B655
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129682 | 78468R622
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129682 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129682 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000129682 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000129682 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000129682 | Reit
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000129682 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000159197 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000159197 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159197 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000159197 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000159197 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000159197 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000159197 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000159197 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159197 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000159197 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000159197 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000129684 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000129684 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000129684 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000129684 | 464287465 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000129684 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000129684 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000129684 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000129684 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129684 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000129684 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000129684 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000213664 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000213664 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000213664 | HYPERNFD2 | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000213664 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000213664 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000226637 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000226637 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000226637 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000226637 | 921946810 | Vanguard International Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000226637 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000226637 | 46138E354 | Invesco S&P 500 Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000226637 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000226637 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	14.60%
C000226637 | Technology46090E103
Holdings [Line Items]
Percent of Total Investments	85.40%
C000161884 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161884 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000161884 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000161884 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161884 | GALPLSFND | Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000161884 | 05465DBR8 | Axos Bank
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161884 | 29667RVY6 | ESSA Bank & Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161884 | 02007G3R2 | Ally Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161884 | 88241TTB6 | Texas Exchange Bank SSB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161884 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000161884 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000161884 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161884 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161884 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161885 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161885 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000161885 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000161885 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161885 | GALPLSFND | Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000161885 | 05465DBR8 | Axos Bank
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161885 | 29667RVY6 | ESSA Bank & Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161885 | 02007G3R2 | Ally Bank
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161885 | 88241TTB6 | Texas Exchange Bank SSB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161885 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000161885 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	84.50%
C000161885 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161885 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000161885 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213666 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000213666 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000213666 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	100.00%
C000225736 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000225736 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225736 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000225736 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000225736 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000225736 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000225736 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000225736 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000225736 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000225736 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	58.80%